Supplemental Cash Flow Information (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure Of Supplement Cash Flow Information [abstract]
Summary of Composition of Cash And Cash Equivalents

	June 30, 2021	June 30, 2020

Cash	$126,258	$24,672
Cash equivalents	13,908	5,055

	$140,166	$29,727

	Year ended June 30,
	2021	2020

Cash paid for income taxes	$(1,706)	$(813)
Cash received from income taxes	1	530

Non-cash investing and financing activities
Accrued purchases of property and equipment, net	(549)	1,064